Performance Management - Calvert Management Series	Sep. 30, 2025
Calvert Global Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. On September 15, 2023, the Fund acquired the assets of the Eaton Vance Focused Global Opportunities Fund (the “Predecessor Fund”), as part of a tax-free reorganization (the “Reorganization”). The Fund performance shown below for periods prior to September 15, 2023 is the performance of the Predecessor Fund as a result of the Reorganization. As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. The Predecessor Fund did not follow the Calvert Principles and, accordingly, the performance of the Predecessor Fund may not be indicative of how the Fund may have performed. Prior to the Reorganization, the Fund had not yet commenced operations.
The returns in the bar chart reflect the historical performance of the Predecessor Fund’s Class A shares. The Predecessor Fund began offering Class A shares on December 14, 2021, and the returns in the bar chart are for the Predecessor’s Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The performance of the Predecessor’s Class A shares for the period prior to December 14, 2021 (commencement of operations) is that of the Predecessor’s Class I shares and not adjusted for any other differences in the expenses of the two classes. To the extent expenses of the Predecessor’s Class A shares would have been higher than expenses of the Predecessor’s Class I shares for the periods shown, the performance of the Predecessor’s Class A shares would have been lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The Predecessor Fund began offering Class A shares on December 14, 2021, and the returns in the bar chart are for the Predecessor’s Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2020	20.06%
Low Quarter	March 31, 2020	-21.87%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (5.25%).
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	11.39%	8.48%	9.58%
Class A Return After Taxes on Distributions	9.09%	7.26%	8.63%
Class A Return After Taxes on Distributions and Sale of Class A Shares	8.41%	6.60%	7.71%
Class I Return Before Taxes	17.84%	9.80%	10.25%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	21.09%	12.14%	12.16%

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	Predecessor’s Class I commenced operations on December 17, 2015. The Predecessor’s Class A performance shown above for the period prior to December 14, 2021 (commencement of operations) is the performance of Predecessor’s Class I shares, adjusted for the sales charge that applies to Predecessor’s Class A shares but not adjusted for any other differences in the expenses of the two classes.
Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (5.25%). Predecessor’s Class I commenced operations on December 17, 2015. The Predecessor’s Class A performance shown above for the period prior to December 14, 2021 (commencement of operations) is the performance of Predecessor’s Class I shares, adjusted for the sales charge that applies to Predecessor’s Class A shares but not adjusted for any other differences in the expenses of the two classes. To the extent expenses of Predecessor’s Class A shares would have been higher than expenses of Class I shares for the periods shown, the performance of Class A shares would have been lower. Investors cannot invest directly in an Index.
Source for  MSCI World Index: MSCI. MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.calvert.com
Calvert Global Equity Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	20.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(21.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Calvert Global Small-Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad-based market performance. The Fund’s primary benchmark index was changed from the MSCI World Small Cap Index to the MSCI World Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. On September 15, 2023, the Fund acquired the assets of the Eaton Vance Global Small-Cap Fund (the “Predecessor Fund”), as part of a tax-free reorganization (the “Reorganization”). The Fund performance shown below for periods prior to September 15, 2023 is the performance of the Predecessor Fund as a result of the Reorganization. As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. The Predecessor Fund did not follow the  Calvert Principles and, accordingly, the performance of the Predecessor Fund may not be indicative of how the Fund may have performed. Prior to the Reorganization, the Fund had not yet commenced operations.
The returns in the bar chart reflect the historical performance of the Predecessor Fund’s Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Prior to August 7, 2015, the Predecessor Fund’s investment adviser employed an investment objective and strategy of seeking to achieve long-term after-tax returns by investing in value stocks of small-cap companies. From August 7, 2015 until March 1, 2018, the Predecessor Fund’s investment adviser employed an investment objective and strategy of seeking long-term, after-tax returns by investing in stocks of global small-cap companies. Effective March 1, 2018, the Predecessor Fund changed its investment objective and strategy to no longer seek after-tax returns. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad-based market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart reflect the historical performance of the Predecessor Fund’s Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2020	21.28%
Low Quarter	March 31, 2020	-25.95%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	-4.79%	0.82%	6.31%
Class A Return After Taxes on Distributions	-7.71%	-0.92%	5.02%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-0.89%	0.62%	5.01%
Class C Return Before Taxes	-1.00%	1.16%	6.09%
Class I Return Before Taxes	0.74%	2.17%	7.16%
MSCI World Index (reflects net dividends, which reflect the deduction of withholding taxes)	21.09%	12.14%	12.16%
MSCI World Small Cap Index (reflects net dividends, which reflect the deduction of withholding taxes)	19.88%	7.13%	9.41%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects net dividends, which reflect the deduction of withholding taxesreflects net dividends, which reflect the deduction of withholding taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Investors cannot invest directly in an Index.
Source for  MSCI World Index and MSCI World Small Cap Index: MSCI. MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for
Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.calvert.com
Calvert Global Small-Cap Equity Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	21.28%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(25.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Calvert Floating-Rate Advantage Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Morningstar® LSTA® Leveraged Loan Index to the Bloomberg U.S. Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Morningstar® LSTA® Leveraged Loan Index to the Bloomberg U.S. Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2020	7.31%
Low Quarter	March 31, 2020	-12.53%

Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (3.25%).
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Life of Fund
Class A Return Before Taxes	0.02%	4.34%	3.61%
Class A Return After Taxes on Distributions	-2.67%	1.57%	1.24%
Class A Return After Taxes on Distributions and Sale of Class A Shares	-0.02%	2.09%	1.69%
Class I Return Before Taxes	3.61%	5.29%	4.26%
Class R6 Return Before Taxes	3.71%	5.31%	4.27%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)	7.58%	0.06%	2.04%
Morningstar® LSTA® Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	5.90%	6.42%	5.47%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (3.25%). The Fund commenced operations on October 10, 2017.  Investors cannot invest directly in an Index.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with CRM, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg U.S. Universal Index, and neither shall be liable in any way to CRM, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg U.S. Universal Index  or any data included therein.
Morningstar® LSTA® US Leveraged Loan Index is a product of Morningstar, Inc. (“Morningstar”) licensed for use by Eaton Vance. Morningstar® is a registered trademark of Morningstar licensed for certain use by Eaton Vance. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use by Eaton Vance. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan Index or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.calvert.com
Calvert Floating-Rate Advantage Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	7.31%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(12.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020